Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortized intangible assets:
Gross carrying value	$ 5,636	$ 5,491
Accumulated amortization	(4,156)	(3,851)
Net carrying value	1,480	1,640
Unamortized intangible assets:
Mortgage servicing rights, carried at fair value	6,920	6,125
Goodwill	25,180	26,392	$ 26,390
Trademark	14	14
Amortized [Member] | Commercial mortgage servicing [Member]
Finite-Lived Intangible Assets [Line Items]
MSR Valuation allowance	4	37
MSRs [Member]
Amortized intangible assets:
Gross carrying value	4,794	4,612
Accumulated amortization	(3,525)	(3,300)
Net carrying value	1,269	1,312
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	842	879
Accumulated amortization	(631)	(551)
Net carrying value	$ 211	$ 328